Schedule of Intangible Assets (Details)	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,497,806
Accumulated Amortization	(3,497,806)
Net Book Value
Trademarks Coastal Pride [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	14 years
Cost	$ 850,000
Accumulated Amortization	(850,000)
Net Book Value
Trademarks TOBC [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	15 years
Cost	$ 406,150
Accumulated Amortization	(406,150)
Net Book Value
Customer Relationships Coastal Pride [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	12 years
Cost	$ 1,486,832
Accumulated Amortization	(1,486,832)
Net Book Value
Customer Relationships TOBC [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	15 years
Cost	$ 592,979
Accumulated Amortization	(592,979)
Net Book Value
Noncompete Agreements Coastal Pride [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	3 years
Cost	$ 40,000
Accumulated Amortization	(40,000)
Net Book Value
Noncompete Agreements TOBC [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	4 years
Cost	$ 121,845
Accumulated Amortization	(121,845)
Net Book Value